Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) Asset Vessel Segment $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares
Significant Accounting Policies [Abstract]
Provision for doubtful accounts	$ 0	$ 0
Provision for credit losses	0	0
Estimated residual scrap rate per light-weight ton	$ 350	300
Period in which historical data was available	15 years
Decrease in net loss	$ (6,188,000)	$ (3,383,000)	$ 221,000
Decrease in loss per common share, basic (in dollars per share) | $ / shares	$ (0.7)	$ (0.39)	$ 0.02
Decrease in loss per common share, diluted (in dollars per share) | $ / shares	$ (0.7)	$ (0.39)	$ 0.02
Term of estimated charter rates used to determine undiscounted projected operating cash flows	1 year
Term of historical charter rates used to determine undiscounted projected operating cash flows	10 years
Annual growth rate used to determine undiscounted projected operating cash flows	2.00%
Number of vessels with indication of impairment | Vessel	2
Number of right-of use assets with indication of impairment | Asset	1
Carrying value of vessels evaluated for impairment	$ 44,650,000
Right-of-use assets evaluated for impairment	26,350,000
Impairment loss	0
Address commissions	1,440,000	$ 1,761,000	$ 1,113,000
Unamortized contract costs	0	160,000
Amortization of contract costs	$ 563,000	125,000	0
Minimum stock ownership percentage under 50% Ownership Test	50.00%
Minimum stock ownership percentage under 5% Override Rule	50.00%
Minimum percentage of days stock owned during taxable year under 5% Override Rule	50.00%
Minimum stock ownership percentage for individual under 5% Override Rule	5.00%
Income taxes
Number of operating segments | Segment	1
Number of reportable segments | Segment	1
Accrued Liabilities [Member]
Significant Accounting Policies [Abstract]
EUAs to be surrendered, current	$ 704,000
Other Current Assets [Member]
Significant Accounting Policies [Abstract]
EUAs due from charterers, current	179,000
Due from Related Parties [Member]
Significant Accounting Policies [Abstract]
EUAs held by Seanergy Shipmanagement, current	386,000
Other Non-Current Assets [Member]
Significant Accounting Policies [Abstract]
Investment in equity securities	290,000
Vessel Revenue, Net [Member]
Significant Accounting Policies [Abstract]
EUAs provided or to be collectable by charterers	664,000
Voyage Expenses [Member]
Significant Accounting Policies [Abstract]
EUAs obligations under the EU ETS	664,000
RGI [Member] | WEC [Member]
Significant Accounting Policies [Abstract]
Loss in value of investment	0
Increase in Salvage Value [Member]
Significant Accounting Policies [Abstract]
Decrease in net loss	$ 1,032,000	$ 786,000
Decrease in loss per common share, basic (in dollars per share) | $ / shares	$ 0.11	$ 0.09
Decrease in loss per common share, diluted (in dollars per share) | $ / shares	$ 0.11	$ 0.09
Vessels [Member]
Significant Accounting Policies [Abstract]
Estimated useful life	25 years